(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (3,512)	$ (1,184)	$ (9,553)	$ (4,335)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,344	12,031	12,966	11,619
Basic and diluted (loss) per share (Actual)	$ (0.26)	$ (0.10)	$ (0.74)	$ (0.37)